Acquisitions - Keliber consideration paid and related costs (Details) shares in Thousands, € in Millions, R in Millions				12 Months Ended
	Mar. 14, 2022 EUR (€) shares	Sep. 16, 2021 EUR (€) tranche	Feb. 23, 2021 EUR (€) km	Dec. 31, 2022	Dec. 31, 2021	Mar. 14, 2022 ZAR (R)	Mar. 17, 2021 EUR (€)
Keliber
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in entity	30.30%
Shares acquired in equity method investment (in shares) | shares	125
Acquisition-date fair value of total consideration transferred [abstract]
Consideration						R 530
Gross value of allocated purchase consideration						1,749
NCI recognised (69.7%)						1,219
Proportion of ownership interests held by non-controlling interests	69.70%			1.00%
Net cash acquired						261
Third tranche | Keliber
Disclosure of detailed information about business combination [line items]
Equity investment	€ 5					84
Keliber
Disclosure of detailed information about business combination [line items]
Distance from mining area | km			66
Equity investment | €		€ 15	€ 30
Proportion of ownership interest in entity			30.00%
Number of tranches | tranche		2
Subscription period		12 months
Proportion of ownership interest in associate					26.60%
Acquisition-date fair value of total consideration transferred [abstract]
Investments in associates accounted for using equity method						R 446
Keliber | Non- controlling interests
Disclosure of detailed information about business combination [line items]
Equity investment | €		€ 10
Keliber | First tranche
Disclosure of detailed information about business combination [line items]
Equity investment | €							€ 15
Keliber | Second tranche
Disclosure of detailed information about business combination [line items]
Equity investment | €		€ 10